Income Taxes - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Unrecognized tax benefits that would impact tax expenses	$ 1,000,000
Unrecognized tax benefits, interest expense	$ 0	$ 0